Deferred taxes (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Reconciliation Between Effective and Theoretical Tax Expense
For the year ended December 31,
	2017	2016	2015
Loss before tax	(56,396)	(23,612)	(29,114)
Nominal tax rate	33.99%	33.99%	33.99%
Tax income at nominal tax rate	18,220	8,026	9,896
Disallowed expenses	(221)	—	—
Cost of capital increases	—	—	3,663
Share-based payment expense	(873)	(968)	(498)
Deferred Tax assets not recognised	(17,126)	(7,058)	(13,061)
Effective income tax (expense) / income	1	6	—
Effective tax rate	0%	0%	0%

Schedule of Unrecognized Deferred Tax Assets and Liabilities

Unrecognized deferred tax assets and liabilities are detailed below by nature of temporary differences for the current year:

(€‘000)	For the year ended
	2017
	Assets	Liabilities	Net
Intangibles assets	(14)	(3,960)	(3,974)
Tangible assets	—	(215)	(215)
Recoverable cash advances liability	349	—	349
Contingent consideration liability	4,471	—	4,471
Employee Benefits liability	51	—	51
Other temporary difference	5	—	5

Tax-losses carried forward	48,152	—	48,152
	—	—	—

Unrecognised Gross Deferred Tax assets/(liabilities)	53,014	(4,174)	48,839
Netting by tax entity	(3,960)	3,960	—
Unrecognised Net Deferred Tax assets/(liabilities)	49,054	(215)	48,839

Unrecognized deferred tax assets and liabilities are detailed below by nature of temporary differences for the previous years:

(€‘000)	For the year ended
	2016
	Assets	Liabilities	Net
Intangibles assets	14,704	—	14,704
Tangible assets	—	(379)	(379)
Recoverable cash advances liability	2,322	—	2,322
Contingent consideration and other financial liabilities	—	—	—
Employee Benefits liability	69	—	69
Other temporary difference	—	—	—

Tax-losses carried forward	22,654	—	22,654

Unrecognised Gross Deferred Tax assets/(liabilities)	39,749	(379)	39,370
Netting by tax entity	464	(464)	—
Unrecognised Net Deferred Tax assets/(liabilities)	40,214	(844)	39,370

(€‘000)	For the year ended
	2015
	Assets	Liabilities	Net
Intangibles assets	11,676	—	11,676
Tangible assets	—	—	—
Recoverable cash advances liability	3,433	—	3,433
Contingent consideration liability	41	—	41
Employee Benefits liability	—	—	—
Other temporary difference	(21)	—	(21)

Tax-losses carried forward	21,707	—	21,707

Unrecognised Gross Deferred Tax assets/(liabilities)	36,836	—	36,836
Netting by tax entity	2,450	—	2,450
Unrecognised Net Deferred Tax assets/(liabilities)	39,286	—	39,286

Schedule of Unrecognised Deferred Tax Asset Balance Roll Forward

The change in the Group’s unrecognised deferred tax asset balance is detailed below:

UNRECOGNISED DEFERRED TAX ASSET BALANCE ROLL FORWARD

(€‘000)	For the year ended
EUR	2017	2016	2015
Opening balance at January 1st,	39,370	39,286	26,169
Temporary difference creation or reversal	(15,580)	(6,844)	6,537
Change in Tax-losses carried forward	44,011	6,775	6,580
Foreign exchange rate effect	(113)	154	—
Change in BE tax rate applicable (34% > 25%)	(14,896)	—	—
Change in US tax rate applicable (35% > 23%)	(3,953)	—	—
Closing balance at December 31,	48,839	39,370	39,286